Average headcount and number of branches (Tables)	6 Months Ended
Jun. 30, 2022
Average Headcount And Number Of Branches
Schedule of average number of employees
The average number of employees at Banco Santander and Grupo Santander, by gender, in the first six months ended 30 June 2022 and 2021 is as follows:

Average headcount
	Bank		Group
	30-06-2022	30-06-2021	30-06-2022	30-06-2021
Men	11,867	13,371	90,747	88,204
Women	11,355	12,367	109,055	104,432
	23,222	25,738	199,802	192,636

Schedule of number of branches	The number of branches at 30 June 2022 and 31 December 2021 is as follow:

Number of branches
	Group
	30-06-2022	31-12-2021
Spain	1,974	1,998
Group	7,219	7,231
	9,193	9,229